CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT ¥ in Thousands, $ in Thousands		Parent [Member] Previously Reported [Member] CNY (¥)	Parent [Member] CNY (¥)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Previously Reported [Member] CNY (¥) shares	Common Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member] shares	Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] shares	Additional Paid-in Capital [Member] Previously Reported [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings [Member] Previously Reported [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] Previously Reported [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	Previously Reported [Member] CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2019		¥ (1,547,512)	¥ (1,547,512)			¥ 7		¥ 7		¥ 255,288	¥ 255,288	¥ (1,802,807)	¥ (1,802,807)		¥ 11,852	¥ 11,852	¥ (1,535,660)	¥ (1,535,660)
Beginning balance (in shares) at Dec. 31, 2019 | shares						200,000,000	38,591,421	238,591,421
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss			(439,659)										(439,659)			(345)		(440,004)
Share-based compensation (Note 22)			11,410								11,410							11,410
Accretion of Redeemable Convertible Preferred Shares			(101,286)								(101,286)							(101,286)
Foreign currency translation adjustments, net of nil income taxes			1,497											¥ 1,497				1,497
Ending balance at Dec. 31, 2020			(2,075,550)					¥ 7			165,412		(2,242,466)	1,497		11,507		(2,064,043)
Ending balance (in shares) at Dec. 31, 2020 | shares								238,591,421
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss			(1,173,955)										(1,173,955)			(1,997)		(1,175,952)
Share-based compensation (Note 22)			163,481								163,481							163,481
Accretion of Redeemable Convertible Preferred Shares			(243,564)								(247,580)		4,016					(243,564)
Re-designation of ordinary shares to Series A Preferred Shares (Note 19)			(81,208)								(81,208)							(81,208)
Re-designation of ordinary shares to Series A Preferred Shares, Shares(Note 19) | shares								(2,343,309)
Deemed dividend in association with acquisition of an equity-method investment (Note 8)			(689,670)										(689,670)					(689,670)
Deconsolidation of a subsidiary (Note 20)																(14,335)		(14,335)
Accretion of redeemable non-controlling interests (Note 20(b))			(1,306)										(1,306)					(1,306)
Contribution from non-controlling shareholders			(105)								(105)					202,105		202,000
Repurchase of ordinary shares, Shares (Note 21) | shares								(5,010,420)	5,010,420
Foreign currency translation adjustments, net of nil income taxes			4,551											4,551				4,551
Ending balance at Dec. 31, 2021			(4,097,326)					¥ 7					(4,103,381)	6,048		197,280		(3,900,046)
Ending balance (in shares) at Dec. 31, 2021 | shares								231,237,692	5,010,420
CHANGES IN SHAREHOLDERS' DEFICIT
Total deficit attributable to ordinary shareholders of the Company																		(4,097,326)
Share-based compensation (Note 22)			195,037								195,037							195,037
Accretion of Redeemable Convertible Preferred Shares			(177,842)								(177,842)							(177,842)
Deconsolidation of a subsidiary (Note 20)																(7,178)		(7,178)
Accretion of redeemable non-controlling interests (Note 20(b))			(714)										(714)					(714)
Foreign currency translation adjustments, net of nil income taxes			(214,315)											(214,315)				(214,315)
Ending balance at Jun. 30, 2022			(4,938,562)					¥ 7			17,195		(4,747,497)	(208,267)		191,745		(4,746,817)
Ending balance (in shares) at Jun. 30, 2022 | shares								236,248,112
Beginning balance at Dec. 31, 2021			(4,097,326)					¥ 7					(4,103,381)	6,048		197,280		(3,900,046)
Beginning balance (in shares) at Dec. 31, 2021 | shares								231,237,692	5,010,420
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	[1]		(1,564,164)										(1,564,164)			(42,518)		(1,606,682)
Share-based compensation (Note 22)			725,651								725,651							725,651
Reissuance of ordinary shares (in shares) | shares								5,010,420	(5,010,420)
Accretion of Redeemable Convertible Preferred Shares			(354,878)								(354,878)							(354,878)	$ (48,940)
Deconsolidation of a subsidiary (Note 20)																7,178		7,178
Accretion of redeemable non-controlling interests (Note 20(b))			(714)										(714)					(714)	(98)
Deemed distribution to shareholders in the VIE restructuring (Note 1(d))			(61,921)										(61,921)					(61,921)
Re-designation of ordinary shares into Class A ordinary shares, value				¥ 6				¥ (6)
Re-designation of ordinary shares into Class A ordinary shares (in shares) | shares				193,216,446				(193,216,446)
Re-designation of ordinary shares into Class B ordinary shares, value					¥ 1			¥ (1)
Re-designation of ordinary shares into Class B ordinary shares (in shares) | shares					43,031,666			(43,031,666)
IPO cost capitalization			(270,539)								(270,539)							(270,539)
Conversion-Lotus convertible notes payable			69,600								69,600							69,600
Conversion-Lotus convertible notes payable (in shares) | shares				1,052,632
Geely strategic investment			139,200								139,200							139,200
Geely strategic investment (in shares) | shares				2,000,000
Luminar strategic investment			87,615								87,615							87,615
Luminar strategic investment (in shares) | shares				1,500,000
Conversion of Preferred Shares to Class A and Class B ordinary shares			5,492,749	¥ 3							5,492,746							5,492,749
Conversion of Preferred Shares to Class A and Class B ordinary shares (in shares) | shares				84,795,039	5,929,250
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders			30,265								30,265							30,265
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders (in shares) | shares				5,870,357
Foreign currency translation adjustments, net of nil income taxes			(391,934)											(391,934)				(391,934)	(54,050)
Ending balance at Dec. 31, 2022			(196,396)	¥ 9	¥ 1						5,919,660		(5,730,180)	(385,886)		161,940		(34,456)	(4,752)
Ending balance (in shares) at Dec. 31, 2022 | shares				288,434,474	48,960,916
CHANGES IN SHAREHOLDERS' DEFICIT
Total deficit attributable to ordinary shareholders of the Company																		(196,396)	(27,085)
Share-based compensation (Note 22)			52,226								52,226							52,226
Foreign currency translation adjustments, net of nil income taxes			48,996											48,996				48,996	6,757
Ending balance at Jun. 30, 2023			¥ (475,760)	¥ 9	¥ 1						¥ 5,971,886		¥ (6,110,766)	¥ (336,890)		¥ 131,199		(344,561)	(47,517)
Ending balance (in shares) at Jun. 30, 2023 | shares				288,434,474	48,960,916
CHANGES IN SHAREHOLDERS' DEFICIT
Total deficit attributable to ordinary shareholders of the Company																		¥ (475,760)	$ (65,610)

[1]	Excludes net loss attributable to redeemable non-controlling interests of RMB464 for the year ended December 31, 2022.